Components of Income Before Income Taxes and Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes:
Domestic	¥ 81,713	¥ 77,813	¥ 112,374
Foreign	19,650	37,080	59,958
Income before income taxes	101,363	114,893	172,332
Current income taxes:
Domestic	27,906	20,685	21,297
Foreign	11,749	13,514	14,447
Total current income taxes	39,655	34,199	35,744
Deferred income taxes:
Domestic	1,045	(1,148)	11,892
Foreign	(6,688)	(2,916)	(5,422)
Total deferred income taxes	(5,643)	(4,064)	6,470
Total income taxes	¥ 34,012	¥ 30,135	¥ 42,214